Non-controlling Interests and Redeemable non-controlling Interest	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Non-controlling interests and redeemable non-controlling interests	Non-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2022	2021
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$108,695	$88,417
Non-controlling interests - redeemable tax equity partnership units	6,298	6,902
Other net earnings attributable to:
Non-controlling interests	(3,670)	(5,682)
	$111,323	$89,637
Redeemable non-controlling interest, held by related party	(15,157)	(10,435)
Net effect of non-controlling interests	$96,166	$79,202
The non-controlling tax equity investors (“tax equity partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(s).
17.Non-controlling interests and redeemable non-controlling interests (continued)
Non-controlling interests

	Non-controlling interests - tax equity partnership units (a)		Other non-controlling interests (b)		Non-controlling interests held by related parties (c)
	2022	2021	2022	2021	2022	2021
Opening balance	$1,377,117	$388,253	$64,807	$11,234	$81,158	$59,125
Net earnings attributable to NCI	(105,371)	(87,422)	345	3,354	—	—
Contributions received, net	6,182	1,058,929	267,515	51,451	—	39,376
Dividends and distributions declared	(40,086)	(11,795)	—	(1,021)	(20,978)	(17,793)
Repurchase of non-controlling interest	(12,249)	—	—	—	—	—
Non-controlling interest assumed on asset acquisition	—	29,141	—	—	—	—
OCI	15	11	695	(211)	(2,358)	450
Closing balance	$1,225,608	$1,377,117	$333,362	$64,807	$57,822	$81,158
(a)     Non-controlling interests - tax equity partnership units
The Company obtained control of the three Mid-West Wind Facilities, Sugar Creek Wind Facility and Maverick Creek Wind Facility in 2021 (notes 3(d) and 3(f)), assuming non-controlling interest of $29,141. Post acquisition in 2021, third-party tax equity investors funded $530,880, $380,829 and $147,914, to the Mid-West Wind Facilities, the Sugar Creek Wind Facility and the Maverick Creek Wind Facility, respectively, in exchange for Class A partnership units in the entities.
(b)     Other non-controlling interests
On December 29, 2022, the Company sold a 49% non-controlling interest in three operating wind facilities in the United States totalling 551 MW of installed capacity: the Odell Wind Facility in Minnesota, the Deerfield Wind Facility in Michigan and the Sugar Creek Wind Facility in Illinois. The consideration of $277,500 was recorded as an increase to non-controlling interest, except for a portion of $5,000, which is subject to refund if some conditions are met and as such was recorded as redeemable non-controlling interest.
In January 2021, the Company sold a 32% interest in Eco Acquisitionco SpA, the holding company through which AQN's interest in ESSAL is held, to a third party for consideration of $51,750. This represents an interest of 30% in the aggregate interest in ESSAL, which was reflected by a corresponding increase in non-controlling interest. This transaction resulted in no gain or loss. Following this transaction, AQN indirectly owns approximately 64% of the outstanding shares of ESSAL and continues to consolidate ESSAL's operations.
(c)     Non-controlling interest held by related parties
In November 2021, Liberty Development JV Inc. invested $39,376 in Algonquin (AY Holdco) B.V., a consolidated subsidiary of the Company. In May 2019, AYES Canada acquired an interest in a consolidated subsidiary of the Company for $96,752 (C$130,103) (note 8(b)). The investment by AYES Canada and Liberty Development JV Inc. are presented as a non-controlling interest held by related parties.
17.Non-controlling interests and redeemable non-controlling interests (continued)
Redeemable non-controlling interests
Non-controlling interests in subsidiaries that are redeemable upon the occurrence of uncertain events not solely within AQN’s control are classified as temporary equity on the consolidated balance sheets. If the redemption is probable or currently redeemable, the Company records the instruments at their redemption value. Redemption is not considered probable as of December 31, 2022.
Liberty Global Energy Solutions (note 8(c)), an equity investee of the Company, has a secured credit facility in the amount of $306,500 maturing on January 26, 2024. It is collateralized through a pledge of Atlantica ordinary shares held by AY Holdings. A collateral shortfall would occur if the net obligation (as defined in the credit agreement) would equal or exceed 50% of the market value of such Atlantica shares, in which case the lenders would have the right to sell Atlantica shares to eliminate the collateral shortfall. The Liberty Global Energy Solutions secured credit facility is repayable on demand if Atlantica ceases to be a public company or if certain other events are announced or completed that could restrict AY Holdings’ ability to sell or transfer its Atlantica ordinary shares. Liberty Global Energy Solutions has a preference share ownership in AY Holdings which AQN reflects as redeemable non-controlling interest held by related party.
Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2022	2021	2022	2021
Opening balance	$306,537	$306,316	$12,989	$20,859
Net earnings attributable to NCI	15,157	10,435	(6,298)	(6,902)
Contributions, net of costs	—	—	5,000	—
Dividends and distributions declared	(13,838)	(10,214)	(171)	(968)
Closing balance	$307,856	$306,537	$11,520	$12,989